Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows from operating activities
Profit for the year		$ 2,092,772		$ 4,367,191		$ 867,871
Adjustments for:
Depreciation and amortization		616,492		591,790		631,051
Impairment charge		99,000		0		0
Income tax accruals less payments		(1,195,561)		578,285		66,561
Equity in earnings of non-consolidated companies		(37,114)		(400,732)		(57,555)
Interest accruals less payments/receipts, net		(24,795)		5,901		6,991
ICMS provision recovery, net of reversal of related asset		0		0		(186,010)
Changes in provisions		(1,069)		11,761		623
Changes in working capital	[1]	1,152,498		(2,617,789)		352,795
Net foreign exchange results and others		50,720		140,908		78,919
Net cash provided by operating activities		2,752,943		2,677,315		1,761,246
Cash flows from investing activities
Capital expenditures		(580,553)		(523,610)		(560,013)
Increase in other investments		(770,638)		(579,010)		(600,884)
Proceeds from the sale of property, plant and equipment		1,912		1,752		1,044
Dividends received from non-consolidated companies		28,884		56,275		0
Acquisition of non-controlling interest		(4,216)		(757)		(17,014)
Net cash used in investing activities		(1,324,611)		(1,045,350)		(1,176,867)
Cash flows from (used in) financing activities [abstract]
Dividends paid in cash to company’s shareholders		(530,031)		(569,292)		0
Finance lease payments		(49,410)		(45,604)		(42,144)
Proceeds from borrowings		285,908		246,046		245,668
Repayments of borrowings		(722,644)		(485,526)		(709,778)
Net cash used in financing activities		(1,016,177)		(854,376)		(506,254)
Increase in cash and cash equivalents		412,155		777,589		78,125
Effect of exchange rate changes on cash and cash equivalents [abstract]
Beginning of period		1,276,605	[2]	537,882	[2]	519,965
Effect of exchange rate changes		(35,405)		(38,866)		(60,208)
IncreaseDecreaseInCashAndCashEquivalents		412,155		777,589		78,125
End of period	[2]	1,653,355		1,276,605		537,882
Non-cash transactions:
Dividends paid in kind to non-controlling interest		(112,293)		0		0
Acquisition of PP&E under lease contract agreements		$ 13,961		$ 13,758		$ 6,101

[1]	The working capital is impacted by non-cash movement of $ 24.9 million as of December 31, 2022 ($(12.5) million and $(18.0) million as of December 31, 2021 and 2020, respectively) due to the variations in the exchange rates used by subsidiaries with functional currencies different from the U.S. dollar.
[2]	It includes restricted cash of $30, $58 and $54 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,975,490, $1,357,484 and $816,157 as of December 31, 2022, 2021 and 2020, respectively.